Common shares and warrants - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 15, 2012	Aug. 17, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Zhejiang Continental [Member]	Dec. 31, 2011 Zhejiang Continental [Member]	Dec. 31, 2012 HK Ad-Icon [Member]	Dec. 31, 2011 HK Ad-Icon [Member]	Dec. 31, 2011 Wuxi Ruizhong [Member]	Jan. 31, 2010 Warrant [Member]	Oct. 30, 2009 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Oct. 30, 2009 Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Settlement Agreement [Member]	Sep. 19, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Aug. 17, 2012 Common Stock [Member]	May 02, 2012 Common Stock [Member] Zhejiang Continental [Member]	Aug. 29, 2012 Common Stock [Member] HK Ad-Icon [Member]	Dec. 31, 2012 Common Stock [Member] Wuxi Ruizhong [Member]	Aug. 17, 2012 Common Stock Purchase Agreement [Member]	Dec. 31, 2012 Revised Date [Member]	Dec. 31, 2012 Minimum [Member] Warrant [Member]	Dec. 31, 2012 Minimum [Member] Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2012 Maximum [Member] Warrant [Member]	Dec. 31, 2012 Maximum [Member] Warrant [Member] SearchMedia International shareholders [Member]
Equity [Line Items]
Common stock, shares issued				30,143,741		21,687,497
Stock repurchased during period, Shares																			2,471,968		4,501,668
Stock repurchased during period, average price per share																			$ 0.25
Common stock shares surrendered																			2,029,700
Issuance of common shares for share incentive plan																					56,087
Share based compensation, share vested during period																					33,333
Shares issued to settle liabilities																					22,754
Equity interest				100.00%																				100.00%
Acquisition contingent consideration payable				$ 549,000		$ 23,238,000		$ 8,205,000	$ 99,000	$ 594,000	$ 571,000													$ 8,250,000
Acquisition of common shares							1,000,000																	1,000,000
Common stock issue price per share			$ 1.00																	$ 1.00				$ 2.00
Gain on issuance of shares						4,340,000			6,000															6,550,000
Proceeds from issuance of convertible promissory notes and warrants																							3,000,000
Debt instrument principal and accrued interests																							149,000
Debt instrument conversion price				$ 1																			$ 1
Conversion of promissory convertible notes																							3,148,833
Stock issued under stock purchase agreement			6,100,000																	855,000
Common stock par value per share				$ 0.0001		$ 0.0001																					$ 0.0001
Gross Proceeds under stock purchase agreement			6,100,000
Number of shares issued ex-owner									158,515																158,515	132,272
Consideration payable in stock				6,364,000		5,210,000	1,700,000		468,000	269,000	716,000														198,000
Exercise of warrants	2,215,000			2,215,000	9,000
Exercise of warrants, Shares	1,771,749																				1,771,749	1,460
Warrants exercised expiration date				Feb. 20, 2013
Warrants exercised extended expiration date				Dec. 26, 2013
Number of warrants held by participating holders				3,543,596
Warrants exercised price reduced	1.25			2.50
Warrants not exercised expiration date				Feb. 19, 2013
Benefit for warrant holders computed by Black-Scholes model	644,000
Warrants outstanding				10,210,699		13,607,441							15,347,401	13,400,000
Warrants exercise price														$ 6.00															$ 6.00	$ 0.0001	$ 8.00	$ 8.1400
Warrants term, exercisable														4 years				3 years
Warrants Expiry date														Nov. 19, 2011														Nov. 19, 2012
Exercise price, underwriter warrants				$ 7.00
Warrants issued to the shareholders or warrant holders													428,219				1,519,182
Company repurchased warrants from the open market												1,738,500
Consideration under a Board authorized plan					3,809,000							3,809,000
Warrants exercised															0	1,460
Net proceedings received from issuance of warrants																9,000
Benefit for the warrant holders		$ 644,000